Other Assets - Summary of Other Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	¥ 11,120
Ending balance	10,988	¥ 11,120
Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	9,996
Ending balance	9,599	9,996
Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	1,124
Ending balance	1,389	1,124
Carrying amount [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	27,297	25,332
Additions	44	177
Transfer from CIP	3,790	3,003
Disposals	(1,387)	(1,215)
Ending balance	29,744	27,297
Carrying amount [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	25,221	23,449
Additions	42	159
Transfer from CIP	3,222	2,761
Disposals	(1,327)	(1,148)
Ending balance	27,158	25,221
Carrying amount [member] | Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	2,076	1,883
Additions	2	18
Transfer from CIP	568	242
Disposals	(60)	(67)
Ending balance	2,586	2,076
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(16,177)	(13,509)
Amortization charge for the year	(3,947)	(3,846)
Disposals	1,368	1,178
Ending balance	(18,756)	(16,177)
Accumulated depreciation, amortization and impairment [member] | Computer software [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(15,225)	(12,736)
Amortization charge for the year	(3,657)	(3,618)
Disposals	1,323	1,129
Ending balance	(17,559)	(15,225)
Accumulated depreciation, amortization and impairment [member] | Others [member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	(952)	(773)
Amortization charge for the year	(290)	(228)
Disposals	45	49
Ending balance	¥ (1,197)	¥ (952)